Investment in Aqualung - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	May 05, 2022	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Jul. 01, 2023
Disclosure of financial assets [line items]
Investment in Aqualung			$ 2,335	$ 2,500	$ 2,500
Aqualung Carbon Capture AS
Disclosure of financial assets [line items]
Ownership interest (as percent)	4.55%	4.40%
Shares purchased	179,175
Purchase of Aqualung Carbon Capture AS shares	$ 2,500
Investment in Aqualung			$ 2,335	$ 2,500